Filed Pursuant to Rule 497(k)(1)(ii)

[PIE CHART WITH BONDS EMPHASIS]

FUND PROFILE

August 14, 1998


THE STRONG HIGH-YIELD MUNICIPAL BOND FUND
THE STRONG MUNICIPAL BOND FUND
THE STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND
THE STRONG SHORT-TERM MUNICIPAL BOND FUND

This profile summarizes key information about the Funds that is included in the Funds' prospectus. The Funds' prospectus includes additional information about the Funds, including a more detailed description of the risks associated with investing in the Funds that you may want to consider before you invest. You may obtain the prospectus and other information about the Funds at no cost by calling 1-800-368-3863 or visiting our web site at www.strong-funds.com.


[STRONG LOGO]
STRONG FUNDS


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WHAT ARE THE FUNDS' GOALS?
The STRONG HIGH-YIELD MUNICIPAL BOND FUND seeks total return by investing for a high level of federally tax-exempt current income.

The STRONG MUNICIPAL BOND FUND and the STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND seek total return by investing for a high level of federally tax-exempt current income with a moderate degree of share-price fluctuation.

The STRONG SHORT-TERM MUNICIPAL BOND FUND seeks total return by investing for a high level of federally tax-exempt current income with a low degree of share-price fluctuation.



WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?


The HIGH-YIELD MUNICIPAL BOND FUND invests primarily in long-term, medium- and lower-quality municipal bonds. The Fund's manager emphasizes bonds whose credit quality may be improving, and issuers that complement current investment themes, such as the "aging of America." She also takes the overall interest rate environment into consideration. The Fund typically maintains an average maturity between 15 and 25 years.


The MUNICIPAL BOND FUND invests primarily in long-term, higher-quality municipal bonds. The Fund's manager conducts intensive research on individual issuers to uncover solid investment opportunities, especially in improving credits. The Fund typically maintains an average maturity between 10 and 20 years.

The SHORT-TERM HIGH YIELD MUNICIPAL FUND follows a similar investment style to the HIGH-YIELD MUNICIPAL BOND FUND, but invests primarily in short- and intermediate-term, medium- and lower-quality municipal bonds. To help manage risk, the Fund maintains an average maturity between one and three years.

The SHORT-TERM MUNICIPAL BOND FUND invests primarily in short- and intermediate-term, higher-quality municipal bonds, following the style of the MUNICIPAL BOND FUND. The Fund maintains an average maturity of three years or less.

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For all of the Funds, the managers may sell a holding if its fundamental qualities deteriorate, or to take advantage of more attractive yield opportunities.

Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the past fiscal year. You may obtain these reports at no cost by calling 1-800-368-3863.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

BOND RISKS: The Funds' major risks are those of investing in the bond market. The market value of a bond is affected by changes in interest rates-when interest rates rise, the market value of a bond declines. Generally, the longer a bond's maturity, the greater this risk. A bond's value can also be affected by changes in the credit rating or financial condition of its issuer. Because bond values fluctuate, when you sell your investment you may receive more or less money than you originally invested.



HIGH-YIELD BONDS: The HIGH-YIELD MUNICIPAL BOND and SHORT-TERM HIGH YIELD MUNICIPAL FUNDS principally invest in medium- and lower-quality, high-yield bonds. These bonds involve greater risks, including the possibility that the issuer of the bond may not be able to make its payments of interest and principal to the Fund. If that happens, the Fund's share price would decrease and its income distributions would be reduced.



CONCENTRATED PORTFOLIOS: The Funds may concentrate their assets in the bonds of issuers that are related in such a way (for example, issuers located in the same state or industry) that an economic, business, or political development or change could similarly impact numerous securities in the Funds. As a result, the shares of these Funds are likely to fluctuate in value more than those of a fund investing in a broader range of securities.


These Funds are appropriate for investors whose financial goals are at least several years away, and who are comfortable with the risks described here. They are not appropriate for investors concerned primarily with principal stability.

                                                                  Continued..

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MAIN RISKS OF INVESTING IN THE FUNDS, CONTINUED..

The return information provided illustrates how the Funds' performance can vary, which is one indication of the risks of investing in the Funds. Please keep in mind that the Funds' past performance does not represent how they will perform in the future. Only Funds with at least one calendar year's performance appear below.

CALENDAR YEAR TOTAL RETURNS
[BAR GRAPH]

Year      High-Yield  Municipal  Short-Term
          Municipal   Bond Fund  Municipal
          Bond Fund              Bond Fund
--------  ----------  ---------  ----------
    1988       -         7.6%         -
--------  ----------  ---------  ----------
    1989       -         7.1%         -
--------  ----------  ---------  ----------
    1990       -         4.6%         -
--------  ----------  ---------  ----------
    1991       -        13.4%         -
--------  ----------  ---------  ----------
    1992       -        12.2%       7.2%
--------  ----------  ---------  ----------
    1993       -        11.8%       6.8%
--------  ----------  ---------  ----------
    1994     -1.0%      -4.5%       -1.6%
--------  ----------  ---------  ----------
    1995     14.6%      11.4%       5.4%
--------  ----------  ---------  ----------
    1996     5.1%        2.4%       4.9%
--------  ----------  ---------  ----------
    1997     13.9%      12.1%       6.9%
--------  ----------  ---------  ----------

THE FUNDS' YEAR-TO-DATE RETURNS THROUGH 6-30-98 WERE: HIGH-YIELD MUNICIPAL BOND, 3.5%; MUNICIPAL BOND, 3.1%; AND SHORT-TERM MUNICIPAL BOND, 2.5%.


BEST AND WORST QUARTERLY PERFORMANCE

FUND NAME                   BEST QUARTER RETURN      WORST QUARTER RETURN
--------------------------  -----------------------  -----------------------
High-Yield Municipal Bond   4.7% (1st Q 1995)        -2.9% (1st Q 1996)
--------------------------  -----------------------  -----------------------
Municipal Bond              5.8% (2nd Q 1992)        -5.1% (1st Q 1994)
--------------------------  -----------------------  -----------------------
Short-Term Municipal Bond   2.4% (3rd Q 1995)        -1.8% (1st Q 1994)
--------------------------  -----------------------  -----------------------


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AVERAGE ANNUAL TOTAL RETURNS

AS OF 6-30-98


FUND/INDEX                   1-YEAR     5-YEAR     10-YEAR     SINCE INCEPTION
HIGH-YIELD MUNICIPAL BOND    12.05%     -          -           8.04% (10-1-93)
High-Yield Municipal
Bond Index                   11.51%     -          -           6.90%
MUNICIPAL BOND               10.78%     5.64%      7.58%       6.75% (10-23-86)
Lehman Bros. Municipal
Bond Index                   8.66%      6.46%      8.30%       7.88%
SHORT-TERM MUNICIPAL BOND    6.46%      4.15%      -           4.88% (12-31-91)
Lehman Bros. Municipal
3-Year Bond Index            5.39%      4.83%      -           5.26%


THE HIGH-YIELD MUNICIPAL BOND INDEX IS COMPOSED OF TWO UNMANAGED INDICES GENERALLY REPRESENTATIVE OF HIGH-YIELD, TAX-EXEMPT BONDS (THE LEHMAN BROTHERS BAA MUNICIPAL BOND INDEX FROM INCEPTION THROUGH 12-31-95 AND THE LEHMAN BROTHERS HIGH-YIELD MUNICIPAL BOND INDEX FROM 1-1-96 TO PRESENT). THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF INVESTMENT-GRADE, TAX-EXEMPT BONDS. THE LEHMAN BROTHERS MUNICIPAL 3-YEAR BOND INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THREE-YEAR, TAX-EXEMPT BONDS.



As of June 30, 1998, the 30-day yields for the Funds were as follows:
HIGH-YIELD MUNICIPAL BOND, 5.47%; MUNICIPAL BOND, 4.94%; SHORT-TERM HIGH YIELD MUNICIPAL, 4.94%; and SHORT-TERM MUNICIPAL BOND, 4.37%. For investors in the 36% tax bracket, these translate into taxable equivalent yields of 8.55%, 7.72%, 7.72%, and 6.83%, respectively. Without fee waivers, the SHORT-TERM HIGH YIELD MUNICIPAL FUND'S yields would have been 4.44% and 6.94%, respectively. For current yield information on these Funds, call 1-800-368-3863.



WHAT ARE THE FUNDS' FEES AND EXPENSES?
This section describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES (fees paid directly from your investment)

The Funds are 100% no-load, so you pay no fees to buy or sell shares.


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

The costs of operating each Fund are deducted from Fund assets, which means you pay them indirectly. These costs are deducted before computing the daily share price or making distributions. As a result, they don't appear on your account statement, but instead reduce the amount of total return you receive. Because the SHORT-TERM HIGH YIELD MUNICIPAL FUND did not begin operations


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until November 30, 1997, the expenses other than management fees have been estimated in the chart below.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

FUND                              MANAGEMENT FEES   OTHER EXPENSES    TOTAL EXPENSES
--------------------------------  ----------------  ----------------  ----------------
High-Yield Municipal Bond         0.60%             0.15%             0.75%
--------------------------------  ----------------  ----------------  ----------------
Municipal Bond                    0.60%             0.21%             0.81%
--------------------------------  ----------------  ----------------  ----------------
Short-Term High Yield Municipal   0.60%             0.49%             1.09%
--------------------------------  ----------------  ----------------  ----------------
Short-Term Municipal Bond         0.50%             0.16%             0.66%
--------------------------------  ----------------  ----------------  ----------------

EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Funds for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FUND                              1 YEAR      3 YEARS     5 YEARS   10 YEARS
--------------------------------  ----------  ----------  --------  --------
High-Yield Municipal Bond         $77         $240        $417      $930
--------------------------------  ----------  ----------  --------  --------
Municipal Bond                    $83         $259        $450      $1,002
--------------------------------  ----------  ----------  --------  --------
Short-Term High Yield Municipal   $111        $347        $601      $1,329
--------------------------------  ----------  ----------  --------  --------
Short-Term Municipal Bond         $67         $211        $368      $822
--------------------------------  ----------  ----------  --------  --------


WHO ARE THE FUNDS' INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?
Strong Capital Management serves as the investment advisor for the Funds.


Mary-Kay H. Bourbulas manages the HIGH-YIELD MUNICIPAL BOND FUND and the SHORT-TERM HIGH YIELD MUNICIPAL FUND. She joined Strong as a portfolio manager in October 1991, and has nine years of investment experience.



Steven D. Harrop manages the MUNICIPAL BOND FUND and the SHORT-TERM MUNICIPAL BOND FUND. He joined Strong as a portfolio manager in March 1991, and has more than 25 years of investment experience.



HOW CAN I BUY FUND SHARES?
There are several ways you can open a new account.

- BY MAIL: Complete and sign the application. Make your check or money order payable to Strong Funds. Mail it to Strong Funds, P.O. Box 2936, Milwaukee, WI 53201.

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- BY PHONE OR BY INTERNET: If you are a current Strong Funds shareholder and choose exchange privileges, you can exchange shares from one Strong account to open another.

You can also open an account in person or through a broker-dealer.

The minimum initial investment is $2,500 for a regular account and $250 for a transfer or gift to minor account. If you establish an Automatic Investment Plan of $50 or more per month, these minimums are waived. In all cases, the minimum for subsequent investments is $50.


HOW CAN I SELL FUND SHARES?

There are several ways you can sell (redeem) your Fund shares.


- BY MAIL: You can write a letter of instruction, including your account number, the dollar amount or number of shares you wish to redeem, each owner's name, your street address, and the signature of each owner. Mail it to Strong Funds, P.O. Box 2936, Milwaukee, WI 53201.
- BY PHONE OR BY INTERNET: If you choose redemption privileges, you can sell shares by phone or through our web site.

You can also redeem shares in person, through a systematic withdrawal plan or through a broker-dealer.


DO THE FUNDS PAY OUT DIVIDENDS OR CAPITAL GAINS? HOW ARE THEY TAXED?
The Funds may pay income from interest on the bonds in their portfolios, and may realize capital gains from appreciation on those holdings. The Funds declare income each business day and distribute it monthly, and declare and distribute capital gains annually.

Unless you elect otherwise, distributions of income and capital gains will be automatically reinvested in the Fund that paid them.

The income from the Funds is generally exempt from federal income taxes, but may be subject to state tax. In addition, investors who are subject to the Alternative Minimum Tax (AMT) may have to pay tax on a portion of their income from these Funds. Capital-gains distributions are taxed at rates based

                                                             Continued on back..

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on how long the assets were held by the Fund. After the end of each calendar year, Strong sends shareholders a statement of the Funds' income and capital-gains distributions to assist in tax preparation.



WHAT SERVICES DOES STRONG FUNDS PROVIDE?
Strong offers you a variety of ways to get information, monitor your investments, and buy and sell shares.

- Personal service 24 hours a day, 7 days a week
- Automated telephone service
- Online transaction services
- Automatic investment plans
- Payroll direct deposit
- Automatic exchange services
- Systematic withdrawal plans
- Fund recommendation service

Strong representatives can tell you more about each of these services, and can also give you further information about buying and selling shares. Just call 1-800-368-3863 anytime, day or night.

--------------------------------------------------------------------------------

[STRONG LOGO]
STRONG FUNDS

P.O. Box 2936, Milwaukee, Wisconsin 53201
Strong Funds Distributors, Inc. 7900E98                           MU798P

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